Convertible Loans (Details) - $ / shares	1 Months Ended	6 Months Ended
	Mar. 23, 2020	Jun. 30, 2020
Merton Model [Member]
Statement Line Items [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	122.01%	129.32%
Risk-free interest rate (%)	0.38%	0.29%
Underlying Share Price ($)	$ 0.43	$ 0.62
Exercise price ($)	0.35	0.35
Warrants fair value	$ 0.36	$ 0.55
Monte Carlo Simulation Model [Member]
Statement Line Items [Line Items]
Expected volatility (%)	116.51%	150.33%
Risk-free interest rate (%)	0.17%	0.16%
Underlying Share Price ($)	$ 0.43	$ 0.62
Conversion Price ($)	$ 0.35	$ 0.35